10 Trade receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of trade receivables [Line Items]
Subtotal		R$ 3,608,605	R$ 3,395,042
Allowance for doubtful accounts		(1,157,619)	(1,042,015)	R$ (1,099,442)	R$ (1,067,973)
Total trade receivables		2,450,986	2,353,027
Current		2,204,029	2,137,752
Noncurrent		246,957	215,275
Total		2,450,986	2,353,027
Unbilled supply [member]
Summary of trade receivables [Line Items]
Subtotal		713,310	745,884
Wholesale customers - Municipal governments [member]
Summary of trade receivables [Line Items]
Subtotal	[1]	22,390	13,149
Wholesale customers - Municipal governments [member] | Mogi das Cruzes [member]
Summary of trade receivables [Line Items]
Subtotal	[1]	3,582	3,278
Wholesale customers - Municipal governments [member] | Sao Caetano do Sul [member]
Summary of trade receivables [Line Items]
Subtotal	[1]	18,808	9,871
Private sector [member]
Summary of trade receivables [Line Items]
Subtotal		2,062,105	1,883,491
Private sector [member] | General and special customers [member]
Summary of trade receivables [Line Items]
Subtotal	[2],[3]	1,663,738	1,505,150
Private sector [member] | Agreements [member]
Summary of trade receivables [Line Items]
Subtotal	[4]	398,367	378,341
Government entities [member]
Summary of trade receivables [Line Items]
Subtotal		810,800	752,518
Government entities [member] | Agreements [member]
Summary of trade receivables [Line Items]
Subtotal	[4]	333,740	277,047
Government entities [member] | Municipal [member]
Summary of trade receivables [Line Items]
Subtotal		473,201	472,666
Government entities [member] | Federal [member]
Summary of trade receivables [Line Items]
Subtotal		R$ 3,859	R$ 2,805

[1]	Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers.
[2]	General customers - residential and small and mid-sized companies
[3]	Special customers - large consumers, commercial, industries, condominiums and special billing consumers (fixed demand agreements, industrial waste, wells, etc.).
[4]	Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements.